Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
11.	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other non-financial assets.

Cash and cash equivalents, restricted cash and marketable securities - The fair value of the Company’s cash and cash equivalents restricted cash, and marketable securities approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Vessels and equipment and assets held for sale – The estimated fair value of the Company’s vessels and equipment and vessels held for sale was determined based on discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally the amount the Company would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Company. Other assets held for sale include working capital balances and the fair value of such amounts generally approximate their carrying value.

Investment in term loans –The fair value of the Company’s investment in term loans was estimated using a discounted cash flow analysis, based on current rates currently available for debt with similar terms and remaining maturities. In addition, an assessment of the credit worthiness of the borrower and the value of the collateral was taken into account when determining the fair value.

Loans to equity-accounted investees and joint venture partners – The fair value of the Company’s loans to joint ventures and joint venture partners approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Long-term receivable included in other assets – The fair values of the Company’s long-term loan receivable is estimated using discounted cash flow analysis based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the counterparty.

Long-term debt and liabilities associated with assets held for sale – The fair value of the Company’s fixed-rate and variable-rate long-term debt is either based on quoted market prices or estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company. Alternatively, if the fixed-rate and variable-rate long-term debt is held for sale the fair value is based on the estimated sales price. Other liabilities held for sale include working capital balances and the fair value of such amounts generally approximate their carrying value.

Derivative instruments – The fair value of the Company’s derivative instruments is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, foreign exchange rates, and the current credit worthiness of both the Company and the derivative counterparties. The estimated amount is the present value of future cash flows. The Company transacts all of its derivative instruments through investment-grade rated financial institutions at the time of the transaction and requires no collateral from these institutions. Given the current volatility in the credit markets, it is reasonably possible that the amounts recorded as derivative assets and liabilities could vary by material amounts in the near term.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2014		December 31, 2013
		Carrying	Fair	Carrying	Fair
	Fair	Amount	Value	Amount	Value
	Value Hierarchy	Asset (Liability)	Asset (Liability)	Asset (Liability)	Asset (Liability)
	Level	$	$	$	$
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	927,679	927,679	1,119,966	1,119,966
Derivative instruments (note 15)
Interest rate swap agreements—assets (1)	Level 2	1,051	1,051	91,415	91,415
Interest rate swap agreements—liabilities (1)	Level 2	(406,783)	(406,783)	(410,470)	(410,470)
Cross currency interest swap agreement	Level 2	(221,391)	(221,391)	(52,219)	(52,219)
Foreign currency contracts	Level 2	(18,407)	(18,407)	(1,480)	(1,480)
Stock purchase warrants (note 3e and 15)	Level 3	9,314	9,314	—	—
Logitel contingent consideration (see below)	Level 3	(21,448)	(21,448)	—	—
Non-recurring
Vessels and equipment (note 18b)	Level 2	—	—	17,250	17,250
Assets held for sale (2) (note 18b)	Level 2	—	—	176,247	176,247
Other
Investment in term loans	Level 3	—	—	211,579	209,570
Loans to equity-accounted investees and joint venture partners - Current	(3)	26,209	(3)	37,019	(3)
Loans to equity-accounted investees and joint venture partners - Long-term	(3)	227,217	(3)	132,229	(3)
Liabilities associated with assets held for sale (2) (note 18b)	Level 2	—	—	(168,007)	(168,007)
Long-term receivable included in other assets	Level 2	15,758	15,758	—	—
Long-term debt - public (note 8)	Level 1	(1,554,609)	(1,574,440)	(1,313,358)	(1,376,829)
Long-term debt - non-public (note 8)	Level 2	(5,181,889)	(5,094,857)	(4,796,112)	(4,582,274)

(1)

The fair value of the Company’s interest rate swap agreements at December 31, 2014 includes $24.5 million (December 31, 2013- $22.0 million) of net accrued interest which is recorded in accrued liabilities and accounts receivable on the consolidated balance sheets.

(2)	The fair value of the Company’s assets held for sale and liabilities associated with assets held for sale include vessels held for sale, long-term debt and other working capital balances.
(3)

In these consolidated financial statements, the Company’s loans to and equity investments in equity-accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. In addition, the loans to joint venture partners together with the joint venture partner’s equity investment in joint venture form the net aggregate carrying value of the joint venture partner’s interest in the joint venture. The fair value of the individual components of such aggregate interests is not determinable

Changes in fair value during the year ended December 31, 2014 for one of the Company’s derivative instruments, the TIL stock purchase warrants, which are described below and are measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

.

Year Ended December 31,
2014
$
Fair value at the beginning of the year	—
Fair value on issuance	6,840
Unrealized gain included in earnings	2,474

Fair value at the end of the year	9,314

During January 2014, the Company received stock purchase warrants entitling it to purchase up to 1.5 million shares of the common stock of TIL (see Note 15). The estimated fair value of the stock purchase warrants was determined using a Monte-Carlo simulation and is based, in part, on the historical price of common shares of TIL, the risk-free rate, vesting conditions and the historical volatility of comparable companies. The estimated fair value of these stock purchase warrants as of December 31, 2014 is based on the historical volatility of the comparable companies of 61.5%. A higher or lower volatility would result in a higher or lower fair value of this derivative asset.

Contingent consideration liability – In August 2014, Teekay Offshore acquired 100% of the outstanding shares of Logitel, a Norway-based company focused on the high-end floating accommodation market, from Cefront Technology AS (or Cefront) for $4 million, which was paid in cash at closing, plus a potential additional amount of up to $27.6 million, depending upon certain performance criteria, which is payable from early-2015 to early-2018 (see Note 3a).

Teekay Offshore will owe an additional amount of up to $27.6 million if there are no yard cost overruns and no charterer late delivery penalties; the two unfixed FAUs under construction are chartered above specified rates and no material defects from construction are identified up until one year after the delivery of each FAU. To the extent such events occur, the potential additional amount of $27.6 million will be reduced in accordance with the terms of the purchase agreement. The estimated fair value of the contingent consideration liability of $27.6 million is the amount Teekay Offshore expects to pay to Cefront discounted to its present value using a weighted average cost of capital rate of 10%. As of December 31, 2014, the amount of the expected payments for each FAU was based upon the construction status for each FAU, the state of the charter market for FAUs, the expectation of potential material defects and, to a lesser extent, the timing of delivery of each FAU. An increase (decrease) in Teekay Offshore’s estimates of yard cost overruns, charterer late delivery penalties, material defects and the discount rate, as well as a decrease (increase) in Teekay Offshore’s estimates of day rates at which it expects to charter the two unchartered FAUs, will decrease (increase) the estimated fair value of the contingent consideration liability.

Changes in the estimated fair value of Teekay Offshore’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the year ended December 31, 2014 is as follows:

Year Ended December 31,
2014
$
Balance at beginning of year	—
Acquisition of Logitel	(21,170)
Unrealized loss included in other income - net	(278)

Balance at end of year	(21,448)